NOTE 5 - RELATED PARTIES TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
NOTE 5 - RELATED PARTIES TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Alterola neither owns nor leases any real or personal property. An officer has provided office space without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

During the period ended June 30, 2021, a shareholder made advances to the company to fund operating expenses in the amount of $79,096. These advances are non – interest bearing and have no specified terms of repayment.

During the period ended June 30, 2021, the Company accrued director’s fees payable of $330,000.

A B T I Pharma [Member]
NOTE 5 - RELATED PARTIES TRANSACTIONS

NOTE 5 - RELATED PARTIES TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the company can support its operations or attains adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by shareholders or directors. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances were considered temporary in nature and were not formalized by a promissory note.

During the year ended March 31, 2021, the subsidiary’s director advanced to the Company an amount of $24,736 by the way of loan and the Company accrued $1,544 interest at 13% per annum. As of March 31,2021, the subsidiary’s director forgave the accrued interest payable of $1,544 and it was recorded to additional paid-in-capital.

During the year ended March 31, 2021, research and development services of $232,665 were rendered to the Company by a related party. As of March 31, 2021, the unpaid invoice for research and development services was $232,665.